UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07528

Insured Municipal Income Fund Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

51 West 52nd Street

New York, NY 10019-6114

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2007

Item 1. Schedule of Investments

Insured Municipal Income Fund Inc.

Schedule of investments – June 30, 2007 (unaudited)

Principal amount (000) ($)		Moody’s rating	S&P rating	Maturity dates	Interest rates (%)	Value ($)
Long-term municipal bonds — 162.49%
California — 52.49%
3,000	California State Department of Water Resources Revenue-Central Valley Project-Series AC (MBIA Insured)	Aaa	AAA	12/01/27	5.000	3,105,210
30	California State General Obligation (FGIC Insured)	Aaa	AAA	11/01/12	7.000	30,324
7,000	California State General Obligation Refunding-Series 2	A1	A+	09/01/27	5.000	7,182,840
3,305	Chino Valley Unified School District-Series A (FSA Insured)	Aaa	AAA	08/01/26	5.000	3,407,819
13,500	Contra Costa County Public Financing Lease Revenue Refunding-Medical Center-Series B (MBIA Insured)	Aaa	AAA	06/01/17	5.000	14,314,995
2,000	Long Beach Finance Authority Lease Revenue-Aquarium of the South Pacific (AMBAC Insured)	Aaa	AAA	11/01/15	5.500	2,124,840
5,000	Long Beach Harbor Revenue Refunding-Series A (FGIC Insured)[1]	Aaa	AAA	05/15/13	6.000	5,473,200
5,000	Los Angeles Community College District Refunding-Election 2001-Series A (FSA Insured)	Aaa	AAA	08/01/25	5.000	5,202,150
9,000	Los Angeles Community College District Refunding-Election 2001-Series A (FSA Insured)	Aaa	AAA	06/01/26	5.000	9,345,240
8,475	Los Angeles County Sanitation Districts Financing Authority Revenue-Capital Projects-Series A (FSA Insured)	Aaa	AAA	10/01/20	5.000	8,825,102
11,625	Los Angeles Wastewater System Revenue Refunding-Subseries A (MBIA Insured)	Aaa	AAA	06/01/26	5.000	11,984,678
5,000	Los Angeles Water & Power Revenue-Power System-Series A, Subseries A-2 (MBIA-IBC Insured)	Aaa	AAA	07/01/30	5.000	5,130,250
6,000	Los Angeles Water & Power Revenue-Power System-Series B (FSA Insured)	Aaa	AAA	07/01/25	5.000	6,172,200
15,000	Manteca Financing Authority Water Revenue-Series A (MBIA Insured)	Aaa	AAA	07/01/33	4.750	15,069,900
10,000	Metropolitan Water District of Southern California Waterworks Revenue-Series A (FSA Insured)	Aaa	AAA	07/01/35	5.000	10,326,200
7,160	Oxnard Financing Authority Wastewater Revenue-Redwood Trunk Sewer & Headworks-Series A (FGIC Insured)	Aaa	AAA	06/01/34	5.250	7,526,520
10,000	Sacramento County Sanitation District Financing Authority Revenue Refunding (AMBAC Insured)	Aaa	AAA	12/01/27	5.000	10,257,100
7,000	Sacramento Municipal Utility District Electric Revenue-Municipal Utility District-Series R (MBIA Insured)	Aaa	AAA	08/15/19	5.000	7,284,130
5,000	Sacramento Municipal Utility District Electric Revenue-Municipal Utility District-Series R (MBIA Insured)	Aaa	AAA	08/15/33	5.000	5,137,700
4,000	San Francisco City & County Airports Commission International Airport Revenue Refunding-Second Series 27B (FGIC Insured)	Aaa	AAA	05/01/15	5.250	4,170,280
3,000	San Francisco City & County Public Utilities Commission Water Revenue-Series A (MBIA Insured)	Aaa	AAA	11/01/25	5.000	3,083,520
7,910	San Jose Libraries, Parks & Public Safety Project (MBIA Insured)	Aaa	AAA	09/01/27	5.000	8,154,973
3,825	Walnut Energy Center Authority Revenue-Series A (AMBAC Insured)	Aaa	AAA	01/01/34	5.000	3,901,538
						157,210,709
District of Columbia — 4.12%
4,000	District of Columbia Hospital Revenue Refunding-Medlantic Healthcare-Series A (Escrowed to Maturity) (MBIA Insured)	Aaa	AAA	08/15/14	5.750	4,080,680

Insured Municipal Income Fund Inc.

Schedule of investments – June 30, 2007 (unaudited)

Principal amount (000) ($)		Moody’s rating	S&P rating	Maturity dates	Interest rates (%)	Value ($)
Long-term municipal bonds — (continued)
District of Columbia — (concluded)
6,000	District of Columbia Water & Sewer Authority Public Utility Revenue-Subordinate Lien Revenue (FGIC Insured)	Aaa	AAA	10/01/33	5.000	6,132,060
2,000	Metropolitan Washington, D.C. Airport Authority Airport System Revenue-Series A (MBIA Insured)[1]	Aaa	AAA	10/01/16	5.250	2,126,720
						12,339,460
Florida — 14.49%
8,000	Florida State Board of Education-Capital Outlay-Series E (FGIC Insured)	Aaa	AAA	06/01/24	5.000	8,239,920
10,220	Florida State Board of Education-Public Education-Series A (FSA Insured)	Aaa	AAA	06/01/27	5.000	10,493,180
1,060	Hillsborough County Port District Revenue-Tampa Port Authority Project-Series A (MBIA Insured)[1]	Aaa	AAA	06/01/16	5.750	1,136,087
1,115	Hillsborough County Port District Revenue-Tampa Port Authority Project-Series A (MBIA Insured)[1]	Aaa	AAA	06/01/17	5.750	1,192,481
1,175	Hillsborough County Port District Revenue-Tampa Port Authority Project-Series A (MBIA Insured)[1]	Aaa	AAA	06/01/18	5.750	1,256,651
1,240	Hillsborough County Port District Revenue-Tampa Port Authority Project-Series A (MBIA Insured)[1]	Aaa	AAA	06/01/19	5.750	1,326,168
10,000	Miami-Dade County Aviation Revenue Refunding-Miami International Airport-Series B (XLCA Insured)[1]	Aaa	AAA	10/01/18	5.000	10,334,000
3,000	Miami-Dade County Expressway Authority Toll System Revenue-Series B (FGIC Insured)	Aaa	AAA	07/01/26	5.250	3,174,780
6,000	Miami-Dade County School Board-Certificates of Participation- Series A (FGIC Insured)	Aaa	AAA	05/01/21	5.000	6,250,560
						43,403,827
Georgia — 9.21%
11,545	Atlanta Airport Revenue Refunding-Series D (FGIC Insured)[1]	Aaa	AAA	01/01/15	5.250	12,168,315
1,015	Columbus Building Authority Lease Revenue-Series A (FGIC Insured)	Aaa	AAA	01/01/16	5.250	1,086,375
5,000	George L Smith II World Congress Center Authority Revenue Refunding-Domed Stadium Project (MBIA Insured)[1]	Aaa	AAA	07/01/14	5.750	5,258,650
15	Georgia Municipal Electric Authority Power Revenue-Series Y (Escrowed to Maturity) (MBIA-IBC Insured)	Aaa	AAA	01/01/10	10.000	17,125
4,515	Georgia Municipal Electric Authority Power Revenue-Unrefunded Balance-Series Y (FSA-CR Insured)[2]	Aaa	AAA	01/01/10	10.000	5,154,775
3,410	Georgia Municipal Electric Authority Power Revenue-Unrefunded Balance-Series Y (MBIA-IBC Insured)	Aaa	AAA	01/01/10	10.000	3,893,197
						27,578,437
Illinois — 3.75%
1,500	Chicago General Obligation-Series A (FSA Insured)	Aaa	AAA	01/01/25	5.000	1,544,445
2,000	Chicago General Obligation-Series A (FSA Insured)	Aaa	AAA	01/01/26	5.000	2,056,980
4,500	Illinois Health Facilities Authority Revenue-Franciscan Sisters Health Care-Series C (Escrowed to Maturity) (MBIA Insured)	Aaa	AAA	09/01/18	5.750	4,935,555
2,395	Metropolitan Pier & Exposition Authority Dedicated State Tax- Series A-2002 (Pre-refunded with US Government Securities to 06/15/19 @ 100) (FGIC Insured)	Aaa	AAA	12/15/23	5.500	2,691,525
						11,228,505

Insured Municipal Income Fund Inc.

Schedule of investments – June 30, 2007 (unaudited)

Principal amount (000) ($)		Moody’s rating	S&P rating	Maturity dates	Interest rates (%)	Value ($)
Long-term municipal bonds — (continued)
Indiana — 4.76%
5,000	Indiana Health & Educational Facilities Financing Authority Hospital Revenue Refunding-Clarian Health Obligation Group-Series B	A2	A+	02/15/30	5.000	4,979,550
8,000	Indianapolis Airport Authority Revenue Refunding-Special Facilities-Fed Ex Corp. Project[1]	Baa2	BBB	01/15/17	5.100	8,227,520
1,000	Indiana University Revenue-Student Fee-Series O (FGIC Insured)	Aaa	AAA	08/01/18	5.250	1,053,660
						14,260,730
Maine — 1.61%
4,785	Maine Health & Higher Educational Facilities Authority Revenue-Series A (Escrowed to Maturity) (FSA Insured)	NR	AAA	07/01/23	5.500	4,819,930
Massachusetts — 0.52%
1,500	Massachusetts State Port Authority Revenue-US Airways Project (MBIA Insured)[1]	Aaa	AAA	09/01/21	6.000	1,560,210
Michigan — 3.91%
5,525	Michigan State Hospital Finance Authority Revenue Refunding-Trinity Health Credit Group-Series D	Aa3	AA-	08/15/25	5.000	5,613,179
6,000	Michigan State Hospital Finance Authority Revenue-Trinity Health Credit Group-Series A	Aa2	AA-	12/01/26	5.000	6,103,500
						11,716,679
Minnesota — 1.75%
5,000	Minneapolis & St. Paul Metropolitan Airport Commission Airport Revenue-Series B (FGIC Insured)[1]	Aaa	AAA	01/01/19	6.000	5,255,750
Nevada — 1.44%
4,200	Clark County-Bond Bank-Unrefunded Balance (MBIA Insured)	Aaa	AAA	06/01/32	5.000	4,302,648
New Jersey — 1.07%
3,150	New Jersey Economic Development Authority Revenue- Cigarette Tax (FGIC Insured)	Aaa	AAA	06/15/09	5.000	3,217,757
New Mexico — 2.88%
4,130	University of New Mexico Revenue-Hospital Mortgage (FSA-FHA Insured)	Aaa	AAA	01/01/23	5.000	4,265,423
4,230	University of New Mexico Revenue-Hospital Mortgage (FSA-FHA Insured)	Aaa	AAA	07/01/23	5.000	4,368,701
						8,634,124
New York — 18.11%
5,000	Hudson Yards Infrastructure Corp. Revenue-Series A (FGIC Insured)	Aaa	AAA	02/15/47	5.000	5,145,250
5,650	Metropolitan Transportation Authority Dedicated Tax Fund-Series A (FSA Insured)	Aaa	AAA	11/15/24	5.250	5,954,874
4,615	New York City General Obligation-Subseries F-1	A1	AA-	09/01/25	5.000	4,761,480
5,000	New York City Industrial Development Agency Special Facilities Revenue-Terminal One Group Association Project[1]	A3	BBB+	01/01/15	5.500	5,364,850
6,685	New York City Industrial Development Agency Special Facilities Revenue-Terminal One Group Association Project[1]	A3	BBB+	01/01/16	5.500	7,177,551
2,750	New York City Industrial Development Agency Special Facilities Revenue-Terminal One Group Association Project[1]	A3	BBB+	01/01/18	5.500	2,930,565
7,000	New York City Municipal Water Finance Authority Water & Sewer System Revenue-Series C (MBIA Insured)	Aaa	AAA	06/15/26	5.000	7,260,330

Insured Municipal Income Fund Inc.

Schedule of investments – June 30, 2007 (unaudited)

Principal amount (000) ($)		Moody’s rating	S&P rating	Maturity dates	Interest rates (%)	Value ($)
Long-term municipal bonds — (continued)
New York — (concluded)
10,080	New York City Municipal Water Finance Authority Water & Sewer System Revenue-Series C (MBIA Insured)	Aaa	AAA	06/15/27	5.000	10,448,021
5,000	Triborough Bridge & Tunnel Authority Revenue-Subordinate Bonds (AMBAC Insured)	Aaa	AAA	11/15/26	5.125	5,210,750
						54,253,671
Pennsylvania — 6.76%
15,390	Allegheny County Sanitation Authority Sewer Revenue Refunding-Series A (MBIA Insured)	Aaa	AAA	12/01/23	5.000	16,055,464
4,000	Philadelphia Authority For Industrial Development Airport Revenue-Philadelphia Airport System Project-Series A (FGIC Insured)[1]	Aaa	AAA	07/01/18	5.500	4,192,080
						20,247,544
Puerto Rico — 3.43%
10,000	University of Puerto Rico-University Revenue Refunding System-Series P	Baa2	BBB	06/01/21	5.000	10,260,200
South Carolina — 10.61%
2,500	Medical University of South Carolina Hospital Authority-Hospital Facilities Revenue Refunding-Series A (MBIA-FHA Insured)	Aaa	AAA	02/15/25	5.250	2,620,875
20,000	South Carolina Public Service Authority Revenue-Santee Cooper-Series A (MBIA Insured)	Aaa	AAA	01/01/25	5.000	20,786,200
8,180	South Carolina Transportation Infrastructure Bank Revenue-Series A (AMBAC Insured)	Aaa	NR	10/01/33	5.000	8,360,451
						31,767,526
Tennessee — 0.70%
2,000	Memphis-Shelby County Airport Authority Airport Revenue-Series D (AMBAC Insured)[1]	Aaa	AAA	03/01/24	6.000	2,100,600
Texas — 12.59%
5,170	Fort Bend Independent School District Refunding-Series A (PSF-GTD)	NR	AAA	08/15/26	5.250	5,445,457
13,500	Houston Utility System Revenue Refunding-First Lien-Series A (FGIC Insured)	Aaa	AAA	05/15/23	5.250	14,261,400
5,665	Houston Utility System Revenue Refunding-First Lien-Series A (MBIA Insured)	Aaa	AAA	05/15/25	5.250	5,975,329
2,000	Jefferson County General Obligation Refunding (FGIC Insured)	Aaa	AAA	08/01/20	5.250	2,095,240
720	San Antonio Water Revenue (Pre-refunded with US Government Securities to 05/15/12 @ 100) (Escrowed to Maturity) (MBIA Insured)	Aaa	AAA	05/15/16	6.000	783,202
9,000	Wylie Independent School District Refunding (PSF-GTD)	Aaa	AAA	08/15/30	5.000	9,133,470
						37,694,098
Washington — 7.89%
15,000	Chelan County Public Utility District No. 001 Consolidated Revenue Refunding-Chelan Hydropower-Series A (MBIA Insured)[1]	Aaa	AAA	07/01/32	6.050	16,396,050
2,220	Cowlitz County School District No. 458 Kelso (FSA Insured)	Aaa	NR	12/01/15	5.750	2,386,411
1,000	Cowlitz County School District No. 458 Kelso (FSA Insured)	Aaa	NR	12/01/18	5.750	1,071,920
1,500	King County Public Hospital District No. 2 Refunding-Evergreen Healthcare (MBIA Insured)	Aaa	AAA	12/01/18	5.000	1,574,775
2,095	King County Public Hospital District No. 2 Refunding-Evergreen Healthcare (MBIA Insured)	Aaa	AAA	12/01/19	5.000	2,191,203
						23,620,359

Insured Municipal Income Fund Inc.

Schedule of investments – June 30, 2007 (unaudited)

Principal amount (000) ($)		Moody’s rating	S&P rating	Maturity dates	Interest rates (%)	Value ($)
Long-term municipal bonds — (concluded)
Wisconsin — 0.40%
1,105	Ladysmith-Hawkins School District Refunding (FGIC Insured)	Aaa	NR	04/01/20	5.500	1,205,875
Total long-term municipal bonds (cost — $490,494,158)						486,678,639
Short-term municipal notes[3] —9.90%
Florida — 5.11%
15,315	Sunshine State Governmental Financing Commission Revenue (AMBAC Insured)	VMIG-1	NR	07/02/07	3.770	15,315,000
Maryland — 0.64%
1,925	Maryland State Economic Development Corp. Revenue-US Pharmacopeial Project-Series A (AMBAC Insured)	VMIG-1	A-1+	07/02/07	3.900	1,925,000
Missouri — 2.08%
1,100	Missouri Development Financing Board Cultural Facilities Revenue-Nelson Gallery Funding-Series B (MBIA Insured)	VMIG-1	A-1+	07/02/07	3.800	1,100,000
5,120	Missouri Health & Educational Facilities Authority-Educational Facilities Revenue-St. Louis University-Series A (MBIA Insured)	VMIG-1	A-1+	07/02/07	3.740	5,120,000
						6,220,000
New York — 0.73%
2,200	New York City Municipal Water Financing Authority Water & Sewer Systems Revenue-Series A (FGIC Insured)	VMIG-1	A-1+	07/02/07	3.750	2,200,000
Oklahoma — 0.10%
300	Oklahoma State Industrial Authority Revenue Refunding-Integris Baptist-Series B (MBIA Insured)	VMIG-1	A-1+	07/02/07	3.800	300,000
Texas — 1.24%
2,200	Bell County Health Facilities Development Corp. Revenue-Scott & White Memorial Hospital-Series 2001-2 (MBIA Insured)	VMIG-1	NR	07/02/07	3.800	2,200,000
1,500	Bell County Health Facilities Development Corp. Revenue-Scott & White Memorial Hospital-Series B-2 (MBIA Insured)	VMIG-1	A-1+	07/02/07	3.800	1,500,000
						3,700,000
Total short-term municipal notes (cost — $29,660,000)						29,660,000
Total investments (cost — $520,154,158)[4,5] — 172.39%						516,338,639
Liabilities in excess of other assets — (2.28)%						(6,816,535)
Liquidation value of auction preferred shares — (70.11)%						(210,000,000)
Net assets applicable to common shareholders — 100.00%						299,522,104

1	Security subject to Alternative Minimum Tax.

2	Partial amount delivered to broker as collateral for futures transactions.

3	Variable rate demand notes are payable on demand. The maturity dates shown are the next interest rate reset dates. The interest rates shown are the current rates as of June 30, 2007.

4	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at June 30, 2007 were $1,854,745 and $5,670,264, respectively, resulting in net unrealized depreciation of investments of $3,815,519.

Insured Municipal Income Fund Inc.

Schedule of investments – June 30, 2007 (unaudited)

5	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board or its delegate determines that this does not represent fair value. Securities traded in the over-the-counter (“OTC”) market are valued at the last bid price available on the valuation date prior to valuation.

AMBAC	American Municipal Bond Assurance Corporation

CR	Custodial Receipts

FGIC	Financial Guaranty Insurance Company

FHA	Federal Housing Authority

FSA	Financial Security Assurance

GTD	Guaranteed

IBC	Insured Bond Certificate

MBIA	Municipal Bond Investors Assurance

NR	Not Rated

PSF	Permanent School Fund

XLCA	XL Capital Assurance

Futures contracts

Number of contracts	Sale contracts	Expiration dates	Proceeds ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
200	US Treasury Bond 30 Year Futures	September 2007	21,542,607	21,550,000	(7,393)
170	US Treasury Note 10 Year Futures	September 2007	18,080,457	17,969,531	110,926
370			39,623,064	39,519,531	103,533

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated March 31, 2007.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Insured Municipal Income Fund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date: August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	August 29, 2007

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: August 29, 2007